Investment Strategy - T. Rowe Price Corporate Income Fund, Inc.	Jul. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Holdings mainly consist of investment-grade bonds, although the fund has the flexibility to purchase some below investment-grade bonds (commonly referred to as “high-yield” or “junk” bonds). The fund may invest in other securities in an effort to enhance income and achieve capital growth. These include convertible securities and preferred stock; mortgage- and asset-backed securities, including mortgage-related derivatives; and U.S. Treasury and agency securities. In addition, up to 10% of the fund’s total assets may be invested in non-U.S. dollar-denominated bonds and debt securities (including securities of issuers in emerging markets), and there is no limit on the fund’s investments in U.S. dollar-denominated foreign securities. The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions.

At least 85% of the fund’s net assets must have received an investment-grade rating (i.e., rated in one of the four highest rating categories) by at least one credit rating agency or, if not rated by any credit rating agency, deemed by the adviser to be of investment-grade quality. Such investment-grade investments could include “split-rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Up to 15% of the fund’s net assets can be invested in below investment-grade securities including mortgage- and asset-backed securities. The fund will not purchase any individual bond that is rated below B (or equivalent) by any credit rating agency, and the fund’s investments in bonds that are rated B (or equivalent) at the time of purchase will not exceed 5% of its net assets.

The fund may use a variety of derivatives, such as futures, forwards, and swaps for a number of purposes, such as for exposure or hedging. Specifically, the fund uses credit default swaps, credit default swap indexes (CDX), interest rate futures and interest rate swaps. Credit default swaps are typically used to protect the value of certain portfolio holdings, as an alternative to cash bonds, and to manage the fund’s overall credit risk exposure. A CDX is a swap on an index of credit default swaps. CDXs allow the fund to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Interest rate futures, and interest rate swaps are typically used as an efficient means of managing the fund’s exposure to interest rate changes and to adjust the portfolio’s duration.

The fund’s investment program provides some flexibility in seeking high income. Within the limits described, the fund can seek the most advantageous combination of securities. For example, when the difference is small between the yields of higher- and lower-rated securities, the fund may focus its investments in higher-quality issues. When the yield differential is large, the fund may move down the credit scale in search of higher yields. Likewise, if our outlook for foreign securities is favorable, the fund may purchase bonds issued by foreign companies at times when they offer higher yields than U.S. bonds of comparable quality and maturity.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations.